Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating expenses
Management and directors fees	$ 135,000	$ 120,000	$ 120,000
Consolidated Statements of Operations
Operating expenses
Consulting services	70,849	197,131	22,000
General and administrative	53,686	51,204	48,000
Management and directors fees	135,000	120,000	120,000
Mineral properties	10,987	12,129	4,445
Professional fees	77,495	102,027	32,609
Total operating expenses	348,017	482,491	227,323
Operating loss	(348,017)	(482,491)	(227,323)
Other income (expense)
Gain on forgiveness of debt		65,000	(47,485)
Loss on change in fair value of derivative liabilities	(202,193)	(82,138)	(135,150)
Accretion and interest expense	(166,733)	(309,081)	(113,826)
Total other income (expense)	(368,926)	(326,219)	(296,461)
Net loss	$ (716,943)	$ (808,710)	$ (523,784)
Net loss per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00
Weighted average shares outstanding	241,823,423	171,960,998	111,722,313